N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions Cornerstone
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Solutions Cornerstone | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Premier Solutions Cornerstone | PutnamCoreEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Putnam Core Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Resources, Inc. and Great-West Lifeco Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.08%)
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	13.03%
Premier Solutions Cornerstone | TRowePriceRetirement2015FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(14.60%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Premier Solutions Cornerstone | TRowePriceRetirement2025FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund - R Class (Closed to Contracts issued on or about 5/2/2016)
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(16.09%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	6.61%
Premier Solutions Cornerstone | TRowePriceRetirement2030FundRClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund - R Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(17.42%)
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	7.19%